Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [abstract]
Dividends paid	₩ 195,977	₩ 122,425	₩ 0
Dividends paid per share	₩ 800	₩ 500
Dividends declared	₩ 245,097
Dividends declared per share	₩ 1,000